Interests in associates and joint ventures - Summarized income statement information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of interests in associates and joint ventures [abstract]
Revenue	€ 10	€ 13	€ 15
Other operating income	7	8	18
External purchases and other operating expenses	(10)	€ (66)	(57)
Finance cost, net	€ 1		€ 0